                           AIM COUNSELOR SERIES TRUST

                       AIM ADVANTAGE HEALTH SCIENCES FUND

                        Supplement dated October 5, 2005
       to the Statement of Additional Information dated December 3, 2004, as supplemented April 1, 2005, April 29, 2005 and July 1, 2005

The following information replaces in its entirety the second paragraph appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES, OTHER SERVICE PROVIDERS - TRANSFER AGENT" in the Statement of Additional Information:

         "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, P, R, AIM Cash Reserves and Investor Class Shares, the TA Agreement provides that the Trust on the behalf of the Funds will pay AIS at a rate of $21.60 per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month."


The following information replaces in its entirety the last paragraph appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - PURCHASES OF CLASS A SHARES AT NET ASSET VALUE" in the Statement of Additional Information:

         "In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

         o        the reinvestment of dividends and distributions from a Fund;

         o        exchanges of shares of certain Funds;

         o the purchase of shares in connection with the repayment of a retirement plan loan administered by AIM Investment Services, Inc., or

         o        a merger, consolidation or acquisition of assets of a Fund."


Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                                TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR                                                       OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE       OFFICER                                                               HELD
          TRUST                  SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           BY TRUSTEE
-------------------------       -------      -------------------------------------------     --------------------
INDEPENDENT TRUSTEES

Raymond Stickel, Jr. - 1944        2005      Retired                                         None"
Trustee
                                             Formerly:  Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.

                           AIM COUNSELOR SERIES TRUST

                              AIM MULTI-SECTOR FUND

                        Supplement dated October 5, 2005
       to the Statement of Additional Information dated December 3, 2004, as supplemented April 1, 2005, April 29, 2005 and July 1, 2005

The following information replaces in its entirety the second paragraph appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES, OTHER SERVICE PROVIDERS - TRANSFER AGENT" in the Statement of Additional Information:

          "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, P, R, AIM Cash Reserves and Investor Class Shares, the TA Agreement provides that the Trust on the behalf of the Funds will pay AIS at a rate of $21.60 per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month."


The following information replaces in its entirety the last paragraph appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - PURCHASES OF CLASS A SHARES AT NET ASSET VALUE" in the Statement of Additional Information:

          "In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

          o    the reinvestment of dividends and distributions from a Fund;

          o    exchanges of shares of certain Funds;

          o the purchase of shares in connection with the repayment of a retirement plan loan administered by AIM Investment Services, Inc., or

          o    a merger, consolidation or acquisition of assets of a Fund."


Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                               TRUSTEE
"NAME, YEAR OF BIRTH AND       AND/OR                                                                    OTHER
POSITION(S) HELD WITH THE      OFFICER                                                             TRUSTEESHIP(S) HELD
          TRUST                 SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             BY TRUSTEE
-------------------------      --------        -------------------------------------------         -------------------
INDEPENDENT TRUSTEES


Raymond Stickel, Jr. - 1944    2005            Retired                                             None"
Trustee                                        Formerly:  Partner, Deloitte & Touche


Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.